Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,324,000
Previously Paid Amount	0.00
Total Fee Amount	815.10
Total Offset Amount	0.00
Net Fee	815.10
Narrative - Max Aggregate Offering Price	$ 5,324,000
Final Prospectus	true